Derivative Assets and Derivative Liabilities (Narrative) (Details) $ in Thousands	1 Months Ended	11 Months Ended	12 Months Ended
	Jan. 31, 2018 USD ($)	Dec. 31, 2018	Dec. 31, 2018 USD ($) $ / T	Dec. 31, 2017 USD ($) $ / T	Apr. 01, 2015 USD ($)
Disclosure of financial assets [line items]
Proceeds from sales or maturity of financial instruments, classified as investing activities | $			$ 191,632	$ 160,636
Interest rate swap contract [member] | Interest rate risk [member]
Disclosure of financial assets [line items]
Nominal amount of hedging instrument | $	40,000				40,000
Term (in years)	4 years
Derivative contract interest rate	1.52%	2.61%
Gains (losses) on cash flow hedges, net of tax | $			$ 156	$ 369
Proceeds from sales or maturity of financial instruments, classified as investing activities | $	$ 214
Zinc Commodity [member] | Maturing from January to October 2018 | Forward contract [member]
Disclosure of financial assets [line items]
Derivative contract quantity of commodity			6,500
Derivative contract cap price per tonne			2,965
Derivative contract floor price per tonne			2,500
Zinc Commodity [member] | Maturing between November 2018 and June 2019
Disclosure of financial assets [line items]
Derivative contract quantity of commodity			6,000
Derivative contract cap price per tonne			3,300
Derivative contract floor price per tonne			3,050
Lead Commodity [member] | Maturing from August 2017 to October 2018 | Forward contract [member]
Disclosure of financial assets [line items]
Derivative contract quantity of commodity				7,500
Derivative contract cap price per tonne				2,500
Derivative contract floor price per tonne				2,100